EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Schedule of basic earnings and diluted per share of common stock
The following table sets forth a reconciliation of the numerator and denominator used to compute basic earnings and diluted per share of common stock. Basic earnings per share is applicable only for the period from January 29, 2021 through September 30, 2021, which is the period following the reorganization GGH into Greenidge (see Note 2) and presents the period that the Company had outstanding common stock.

$ in thousands, except per share amounts	Three Months Ended September 30, 2021	Nine Months Ended September 30, 2021
Numerator
Net loss	$(7,896)	$(3,099)
Less: Net income attributable to the member units units before the reorganization	(648)	(648)

Net loss attributable to Greenidge	$(8,544)	$(3,747)
Denominator
Basic weighted average shares outstanding	30,116	28,949
Dilutive effect of equity awards	—	—
Dilutive effect of convertible preferred stock	—	—

Diluted weighted average shares outstanding	30,116	28,949
Loss per share
Basic	$(0.28)	$(0.13)
Diluted	$(0.28)	$(0.13)